Risk and Capital Management (Details 11) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deposits	R$ 951,352	R$ 871,438
Percentage of funding from clients	100.00%	100.00%
Funds from acceptances and issuance of securities	R$ (82)	R$ (49)
Subordinated debt	46,677	54,540
Total	1,399,596	1,295,415
Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 105,634	R$ 117,587
Percentage of funding from clients	7.60%	9.10%
Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 174,765	R$ 179,764
Percentage of funding from clients	12.50%	13.90%
Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 656,591	R$ 564,215
Percentage of funding from clients	46.90%	43.50%
Other Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 14,362	R$ 9,872
Percentage of funding from clients	1.00%	0.80%
Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	23.50%	22.70%
Funds from acceptances and issuance of securities	R$ 328,645	R$ 294,587
Own issue [member]
IfrsStatementLineItems [Line Items]
Funds from own issue	R$ 8	R$ 8
Subordinateds Debt [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	8.50%	10.00%
Subordinated debt	R$ 119,591	R$ 129,382
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits	817,050	737,633
Total	1,019,042	872,337
Not later than one month [member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	105,634	117,587
Not later than one month [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	174,765	179,764
Not later than one month [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	527,841	434,450
Not later than one month [member] | Other Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	8,810	5,832
Not later than one month [member] | Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Funds from acceptances and issuance of securities	200,886	130,074
Funds from own issue
Subordinated debt	R$ 1,106	R$ 4,630